Significant events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Significant events after the reporting period	Significant events after the reporting period
On 17 February 2026, the Group announced its intention to return up to €1 billion to shareholders through a coordinated share buyback programme to be completed by the end of February 2027. The initial tranche has commenced and is being executed under the authority granted by the 2025 Annual General Meeting of Shareholders (AGM).
Subject to requisite approvals, the programme will continue under authorities granted by future general meetings. All repurchased shares will be cancelled. The programme may be suspended, modified or discontinued at any time, subject to applicable laws and regulations.
On 26 February 2026, the Group issued €300 million of floating rate debt maturing on
26 February 2028.
Related to the dispute between the Spanish Tax Authorities (STA) and the regional tax authorities of Bizkaia (Basque Country) described in Note 25, on 9 March 2026 the Group received a proposed VAT assessment for years 2020 to 2022, for approximately
€215 million inclusive of interest.
For the periods to which the proposed assessment relates, VAT refunds were settled by the STA. We believe that the Group will continue to be held neutral in respect of the dispute.